Non-Controlling Interests - Cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	€ 902,168	€ 218,690	[1]	€ (1,427)
Net cash flows from investing activities	886,667	(394,719)	[1]	(1,996,123)
Net cash flows from financing activities	(1,358,714)	171,493	[1]	(164,901)
Net increase / (decrease) in cash and cash equivalents	450,203	(19,630)	[1]	€ (2,126,900)
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	17,640	23,278
Net cash flows from investing activities	(11,474)	(28,367)
Net increase / (decrease) in cash and cash equivalents	6,166	(5,089)
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	39,188	5,814
Net cash flows from investing activities	(32,996)	(8,421)
Net increase / (decrease) in cash and cash equivalents	6,192	(2,607)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	62,960	(3,608)
Net cash flows from investing activities	(26,702)	209
Net cash flows from financing activities	(36,427)	(4,829)
Net increase / (decrease) in cash and cash equivalents	(169)	(8,228)
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Net cash flows from operating activities	212,945	232,418
Net cash flows from investing activities	(53,711)	(204,591)
Net cash flows from financing activities	(159,695)	(27,378)
Net increase / (decrease) in cash and cash equivalents	€ (461)	€ 449

[1]	Restated figures (Note 2.d)